Long-Term debt - Additional Information (Detail) $ / shares in Units, $ in Thousands, € in Millions					12 Months Ended
	Nov. 18, 2019 USD ($) $ / shares	Oct. 03, 2019 $ / shares	Aug. 26, 2019 USD ($)	Jun. 25, 2019 USD ($)	Dec. 31, 2019 USD ($) Aircraft	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 USD ($) Aircraft	Dec. 31, 2017 USD ($)
Disclosure of debt [line items]
Debt issuance					$ 165,838		$ 427,751
Proceeds from loans and borrowings					$ 616,555		$ 303,640	$ 510,360
Borrowings description					Also, there are loans acquired by LifeMiles, $100,000 at a rate Libor + 5.5 for a term of 3 years.	Also, there are loans acquired by LifeMiles, $100,000 at a rate Libor + 5.5 for a term of 3 years.	Mainly these loans are acquired by LifeMiles, $ 95,000 at a rate Libor + 5.5 for a term of 4 years
Maturity date					2020	2020
Representative of bondholders					Helm Trust, S.A.	Helm Trust, S.A.
Amount of issue					$500,000 million Colombian Pesos	$500,000 million Colombian Pesos
Managing agent					Fiduciaria Bogota, S.A.	Fiduciaria Bogota, S.A.
Series					Series A: Authorized issue $100,000 million Colombian PesosSeries B: Authorized issue $200,000 million Colombian PesosSeries C: Authorized issue $300,000 million Colombian Pesos	Series A: Authorized issue $100,000 million Colombian PesosSeries B: Authorized issue $200,000 million Colombian PesosSeries C: Authorized issue $300,000 million Colombian Pesos
Coupon					Series A: Indexed to Colombian consumer price indexSeries B: Indexed to Colombian consumer price indexSeries C: Indexed to Colombian consumer price indexInterest is payable at quarter–end	Series A: Indexed to Colombian consumer price indexSeries B: Indexed to Colombian consumer price indexSeries C: Indexed to Colombian consumer price indexInterest is payable at quarter–end
Term					Series A: 5 yearsSeries B: 7 yearsSeries C: 10 years	Series A: 5 yearsSeries B: 7 yearsSeries C: 10 years
Capital					Series A: At the end of 5 yearsSeries B: 50% after 6 years and 50% after 7 yearsSeries C: 33% after 8 years, 33% after 9 years and 34% after 10 years	Series A: At the end of 5 yearsSeries B: 50% after 6 years and 50% after 7 yearsSeries C: 33% after 8 years, 33% after 9 years and 34% after 10 years
Repayments For Amortization Of Debt				$ 2,255,000
Suspended operating lease payments				$ 59,300
Deferred Payments For Debt					$ 224,300
Borrowings on Over Due Payments					$ 1,700
Interest rate					8.375%
Carrying amount					$ 4,856,323		$ 4,007,580	$ 3,752,113
Borrowings					$ 52,840
Number of aircraft | Aircraft					171		196
Borrowings Reclassified As Asset Available For Sale					$ 490,458
Bonds redeemed			$ 23,207
American Depository Shares Member [Member]
Disclosure of debt [line items]
Currency Conversion Price | $ / shares	$ 4.6217	$ 3.4235
Increase Decrease Currency Conversion Price | $ / shares		$ 4.1595
Cash	$ 700,000
Description of Conversion Loan	(a) Company ADSs are priced at a price of $7.00 (in dollars), or greater, at a weighted average price volume at 112 of 150 consecutive business days (if such conversion occurs after the first anniversary of the Convertible Loan disbursement) or (b) the Company ADSs are quoted at a price of $7.00 (in dollars), or greater, at a weighted price volume of 90 consecutive 120 business days
Weighted Average Interest Rate	35.00%
Short-term Borrowings [member]
Disclosure of debt [line items]
Borrowings					34,400
Carrying amount					118,137		$ 119,866
Deferred Payments On Debt					$ 3,400	€ 3.1
Weighted Average Interest Rate					6.43%		5.81%
Senior Bonds [Member]
Disclosure of debt [line items]
Carrying amount					$ 65,581
Aggregate principal amount					484,419
Long Term And Short Term Borrowing [Member]
Disclosure of debt [line items]
Reclassification Of Noncurrent And Current Borrowings					34,407
Bonds [member]
Disclosure of debt [line items]
Carrying amount					531,244		$ 587,292
Increase Decrease In Borrowings Exchange To Bonds					$ 484,419
Bonds maturing in 2020 [member]
Disclosure of debt [line items]
Interest rate					9.00%
Bonds maturing in 2023 [member]
Disclosure of debt [line items]
Interest rate					8.375%
Airbus Three Hundred And Thirty Aircraft Member [Member]
Disclosure of debt [line items]
Proceeds from loans and borrowings					$ 616,555
Carrying amount					465,612
Bonds Exchange					484,419
Transaction Costs					18,807
Loans Acquried					9,000
Aircraft [member]
Disclosure of debt [line items]
Debt issuance					313,001
Carrying amount					$ 1,831,470		2,396,748
Number of aircraft | Aircraft					3
Avianca Holdings Avianca Leasing and Grupo Taca Holdings Limited [member]
Disclosure of debt [line items]
Borrowings issuers					Avianca Holdings S.A., Avianca Leasing, LLC, and Grupo Taca Holdings Limited	Avianca Holdings S.A., Avianca Leasing, LLC, and Grupo Taca Holdings Limited
Initial issue price					98.706%	98.706%
Initial issue date					May 10, 2013	May 10, 2013
Issue amount					$ 300,000
Interest					The Senior Notes will bear interest at a fixed rate of 8.375% per year. The first issuance is payable semiannually in arrears on May 10 and November 10 of each year, commencing on November 10, 2013. Interest will accrue from May 10, 2013. The second issuance is payable semiannually in arrears on May 10 and November 10 of each year, commencing on May 10, 2014.	The Senior Notes will bear interest at a fixed rate of 8.375% per year. The first issuance is payable semiannually in arrears on May 10 and November 10 of each year, commencing on November 10, 2013. Interest will accrue from May 10, 2013. The second issuance is payable semiannually in arrears on May 10 and November 10 of each year, commencing on May 10, 2014.
Second issue price					104.50%	104.50%
Second issue date					Apr. 08, 2014	Apr. 08, 2014
Maturity date					The Senior Notes will mature on May 10, 2020.	The Senior Notes will mature on May 10, 2020.
Carrying amount					$ 550,000
Borrowings					65,632		$ 559,145
Avianca Holdings Avianca Leasing and Grupo Taca Holdings Limited [member] | Financial guarantee contracts [member]
Disclosure of debt [line items]
Carrying amount					$ 367
Avianca Holdings Avianca Leasing and Grupo Taca Holdings Limited [member] | Bonds maturing in 2020 [member]
Disclosure of debt [line items]
Interest rate					8.375%
Aggregate principal amount					$ 65,581
Avianca Holdings Avianca Leasing and Grupo Taca Holdings Limited [member] | Bonds maturing in 2023 [member]
Disclosure of debt [line items]
Interest rate					9.00%
Avianca Holdings SA [Member]
Disclosure of debt [line items]
Borrowings issuers					Avianca Holdings S.A.	Avianca Holdings S.A.
Initial issue date					Dec. 31, 2019	Dec. 31, 2019
Issue amount					$ 484,419
Interest					The Senior Notes will bear interest at a fixed rate of 9.00% per year. The first issuance is payable semiannually in arrears on May 10 and November 10 of each year, commencing on November 10. Interest will accrue from May 10, 2020. The interest are accumulated from December 31, 2019	The Senior Notes will bear interest at a fixed rate of 9.00% per year. The first issuance is payable semiannually in arrears on May 10 and November 10 of each year, commencing on November 10. Interest will accrue from May 10, 2020. The interest are accumulated from December 31, 2019
Maturity date					The Senior Notes will mature on May 10, 2023	The Senior Notes will mature on May 10, 2023
Interest rate					3.00%
Carrying amount	$ 250,000				$ 484,419
Additional Borrowings	74,000
Borrowings	$ 324,000				465,612
Debt transaction costs					18,807
Avianca Holdings SA [Member] | Financial guarantee contracts [member]
Disclosure of debt [line items]
Carrying amount					367
Avianca Holdings SA [Member] | Bonds maturing in 2023 [member]
Disclosure of debt [line items]
Aggregate principal amount					484,419
UMB Bank NA [Member]
Disclosure of debt [line items]
Debt issuance					$ 459,717
Maturity date					4 years	4 years
Interest rate					3.00%
Borrowings					$ 324,000